Net Loss Per Ordinary Share Attributable to Nexera Technologies Ltd - Schedule of Diluted Weighted Average Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Diluted Weighted Average Shares Outstanding [Line Items]
Diluted weighted average shares outstanding	7,248	11,094	334
IPO Warrants and Additional Warrants [Member] | Warrant [Member]
Schedule of Diluted Weighted Average Shares Outstanding [Line Items]
Diluted weighted average shares outstanding	302	302	302
Series A Warrants [Member] | Warrant [Member]
Schedule of Diluted Weighted Average Shares Outstanding [Line Items]
Diluted weighted average shares outstanding	6,833	10,679
Series B Warrants [Member] | Warrant [Member]
Schedule of Diluted Weighted Average Shares Outstanding [Line Items]
Diluted weighted average shares outstanding	81	81
Underwriter warrants [Member] | Warrant [Member]
Schedule of Diluted Weighted Average Shares Outstanding [Line Items]
Diluted weighted average shares outstanding	28	28	28
Other warrants [Member] | Warrant [Member]
Schedule of Diluted Weighted Average Shares Outstanding [Line Items]
Diluted weighted average shares outstanding	4	4	4